PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
PREPAYMENTS AND OTHER CURRENT ASSETS
Funds receivable from investors		$ 2,169,124
Rental deposit	$ 404,409	264,704
Prepayments to suppliers and others	781,049	608,263
Deferred offering costs	0	399,079
Refundable acquisition deposit		653,766
Staff advances	63,104	40,137
Consideration receivables from nominal share issuance		4,281
Total prepayment and other assets	$ 1,248,562	$ 4,139,354